Finance income/(costs) - net	12 Months Ended
Dec. 31, 2020
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Finance income/(costs) – net
10.	Finance income/(costs) – net

	Year ended December 31,
	2018 RMB’000	2019 RMB’000	2020 RMB’000
Finance income

Interests from:
- bank deposits	798	198	433
- loans to a related party	749	243	—

Net exchange gains	68	2,042	27,897

	1,615	2,483	28,330

Finance costs

Issuance costs of financial instruments with preferred rights	—	(6,303)	—
Interests on:
- lease liabilities	—	(2,076)	(2,069)
- borrowings	—	(2,133)	(3,298)
- loans from a related party	—	(1,192)	—

Oth ers	—	—	(260)

	—	(11,704)	(5,627)

Finance income/(costs) – net	1,615	(9,221)	22,703